Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision (benefit)
The components of the income tax provision (benefit) for each of the periods presented below are as follows:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
Current
Federal	$—	$—	$(14)
State	(26)	—	5
Current Income Taxes	(26)	—	(9)
Deferred
Federal	(297)	3	13
State	(8)	(13)	(2)
Deferred Income Taxes	(305)	(10)	11
Total	$(331)	$(10)	$2

Schedule of effective income tax expense (benefit)
The income tax expense (benefit) reported in our consolidated statement of operations is different from the federal income tax expense (benefit) computed using the federal statutory rate for the following reasons:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
Income tax expense (benefit) at the federal statutory rate (21%, 21%, 35%)	$(134)	$45	$(175)
State income taxes (net of federal income tax benefit)	(21)	27	5
Partial release of valuation allowance due to the WildHorse Merger	(314)	—	—
Remeasurement of deferred tax assets and liabilities	—	—	931
Change in valuation allowance excluding impact of WildHorse Merger	114	(97)	(771)
Other	24	15	12
Total	$(331)	$(10)	$2

Schedule of deferred tax assets and liabilities	The tax-effected temporary differences, NOL carryforwards and disallowed business interest carryforwards that comprise our deferred income taxes are as follows:

	December 31,
	2019	2018
	($ in millions)
Deferred tax liabilities:
Property, plant and equipment	$(546)	$(976)
Volumetric production payments	(89)	(86)
Carrying value of debt	—	(95)
Derivative instruments	(14)	(56)
Other	(5)	(7)
Deferred tax liabilities	(654)	(1,220)

Deferred tax assets:
Net operating loss carryforwards	1,971	2,737
Carrying value of debt	169	—
Disallowed business interest carryforward	25	194
Asset retirement obligations	50	40
Investments	83	111
Accrued liabilities	64	89
Other	87	60
Deferred tax assets	2,449	3,231
Valuation allowance	(1,805)	(2,011)
Deferred tax assets after valuation allowance	644	1,220
Net deferred tax liability	$(10)	$—

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

	2019	2018	2017
	($ in millions)
Unrecognized tax benefits at beginning of period	$79	$106	$202
Additions based on tax positions related to the current year	—	—	—
Additions to tax positions of prior years	27	—	4
Settlements	(32)	—	(100)
Expiration of the applicable statute of limitations	—	(23)	—
Reductions to tax positions of prior years	—	(4)	—
Unrecognized tax benefits at end of period	$74	$79	$106